SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) item
SEGMENT INFORMATION
Number of principal reportable business segments | item	2		3
Revenues and gross profit generated from each segment
Net revenues	$ 3,390,393	$ 2,853,078	$ 3,467,626
Cost of revenues	2,752,795	2,435,890	2,890,856
Gross profit	637,598	417,188	576,770
Operating segment | Module
Revenues and gross profit generated from each segment
Net revenues	2,850,859	2,825,270	2,675,999
Cost of revenues	2,390,686	2,429,207	2,278,805
Gross profit	460,173	396,063	397,194
Operating segment | Energy
Revenues and gross profit generated from each segment
Net revenues	677,470	106,432	975,937
Cost of revenues	473,453	66,955	778,050
Gross profit	204,017	39,477	197,887
Eliminations
Revenues and gross profit generated from each segment
Net revenues	(137,936)	(78,624)	(184,310)
Cost of revenues	(111,344)	(60,272)	(165,999)
Gross profit	$ (26,592)	$ (18,352)	$ (18,311)